Stock-based Compensation - Summary of Performance-based Restricted Stock Unit Activity (Detail) - Performance-based Restricted Stock Unit (PRSU) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units, Outstanding, beginning	11,831,055	6,818,453
Number of Units, granted	6,542,426	5,954,361
Number of Units, Forfeited	(1,426,559)	(941,759)
Number of Units, Outstanding, ending	16,946,922	11,831,055
Number of Units, Expected to vest	16,946,922
Weighted- Average Grant Date Fair Value, Outstanding, begininng	$ 1.33	$ 1.41
Weighted- Average Grant Date Fair Value, Granted	9.68	1.25
Weighted- Average Grant Date Fair Value, Forfeited	2.10	1.40
Weighted- Average Grant Date Fair Value, Outstanding, ending	4.49	1.33
Weighted- Average Grant Date Fair Value, Expected to vest	$ 4.49